CONCENTRATIONS (Details) - 401(K) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONCENTRATIONS
Number of investments	2	2
Percentage of net assets available for benefits	31.00%	33.00%
Orange County Bancorp, Inc. Stock Fund
CONCENTRATIONS
Percentage of net assets available for benefits	11.00%	11.00%